ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION (Details)	Nov. 08, 2023 shares	Oct. 26, 2023	Jul. 18, 2023 shares	Aug. 01, 2022 shares
ORGANIZATION AND BUSINESS
Shares owned (as a percent)			0.083%	12.50%
Subsequent event
ORGANIZATION AND BUSINESS
Shares owned (as a percent)			0.083%
Reverse stock split	1.67
Number of ordinary shares for ADS	60,000
Minimum
ORGANIZATION AND BUSINESS
Number of shares represented for one ADS			5,000	400
Minimum | Subsequent event
ORGANIZATION AND BUSINESS
Number of shares represented for one ADS			5,000
Maximum
ORGANIZATION AND BUSINESS
Number of shares represented for one ADS			60,000	5,000
Maximum | Subsequent event
ORGANIZATION AND BUSINESS
Number of shares represented for one ADS			60,000
ADR [Member]
ORGANIZATION AND BUSINESS
Number of ordinary shares for ADS				5,000
ADR [Member] | Subsequent event
ORGANIZATION AND BUSINESS
Reverse stock split	1	60,000
Number of ordinary shares for ADS	1